Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2015
Shareholders Equity Table [Abstract]
Share Buyback [Table]
Period	Average price paid per share		Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased
	in €	in $(1)		in €(3)	in $(2), (3)
				(in thousands)
May 2013	52,96	68,48	1.078.255	57.107	73.842
June 2013	53,05	69,95	2.502.552	132.769	175.047
July 2013	49,42	64,63	2.972.770	146.916	192.124
August 2013	48,40	64,30	995.374	48.174	64.001
Total	51,00	66,90	7.548.951	384.966	505.014

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) This amount is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€81) for services rendered.